Financial structure and financial costs - Analysis by currency and interest rate (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 38,083	$ 42,533	$ 47,108
Percentage of net noncurrent debt	100.00%	100.00%	100.00%
U.S. Dollar
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 34,789	$ 38,896	$ 44,387
Percentage of net noncurrent debt	91.00%	91.00%	94.00%
Euro
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 2,322	$ 2,083	$ 1,708
Percentage of net noncurrent debt	6.00%	5.00%	4.00%
Norwegian krone
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 40	$ 47	$ 67
Percentage of net noncurrent debt	0.00%	0.00%	0.00%
Other currencies
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 932	$ 1,507	$ 946
Percentage of net noncurrent debt	3.00%	4.00%	2.00%
Fixed rate
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 30,311	$ 33,533	$ 34,353
Percentage of net noncurrent debt	80.00%	79.00%	73.00%
Floating rate
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 7,772	$ 9,000	$ 12,755
Percentage of net noncurrent debt	20.00%	21.00%	27.00%